Benefit Plans (Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 8,755	¥ 13,100
Actuarial loss	(35,949)	(47,210)
Accumulated other comprehensive income	(27,194)	(34,110)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(103)	(128)
Actuarial loss	(15,057)	(17,091)
Accumulated other comprehensive income	¥ (15,160)	¥ (17,219)